PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
PREPAID EXPENSES
Schedule of prepaid expenses

	12.31.18	12.31.17
Advertising and publicity	252,900	336,295
Insurance	24,867	36,941
Rental	32,792	29,713
Software and networks maintenance	17,485	12,375
Incremental costs - IFRS 15 (Note 2.f)	255,391	—
Financial charges	43,853	2,592
Personal	33,970	28,178
Taxes and other	54,717	23,461
Total	715,975	469,555

Current	581,743	446,439
Non-current	134,232	23,116